Reconciliation of Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Company's Total Capital to Bank's Regulatory Capital [Line Items]
Total capital per consolidated financial statements	$ 125,759	$ 130,517	$ 81,104	$ 77,462
Holding company equity not available for regulatory capital	(15,811)	(24,495)
Accumulated losses (gains) on available for sale securities	(1,619)	477
Intangible assets	(3,451)	(3,729)
Disallowed servicing asset	(100)	0
Disallowed deferred tax asset	(1,231)	(1,196)
Total tier 1 capital	103,547	101,574
Allowance for loan and credit losses reduced by excess allowance per regulatory requirements	6,204	5,423
Total capital per regulatory reporting	$ 109,751	$ 106,997